Investments in Associates and Joint Ventures - Carrying Value of Investments in Associates (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 16,618	₱ 17,922		₱ 1,664
Carrying value of investments in joint ventures	33,690	33,624
Total carrying value of investments in associates and joint ventures	50,308	51,546	₱ 53,364
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	33,649	33,584
Telecommunications Connectivity, Inc., or TCI [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	41	40
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	9,260	9,855
Total carrying value of investments in associates and joint ventures	8,507	12,634
MIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	7,250	7,959
Total carrying value of investments in associates and joint ventures	6,895	9,714
Appcard, Inc., or Appcard [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 108	₱ 108